Revenues (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Nov. 21, 2025	Jul. 12, 2023	Jul. 11, 2023 Option
Revenue [Abstract]
Time charter revenues	$ 23,523	$ 24,205	$ 24,478
Total	$ 23,523	$ 24,205	$ 24,478
Clearlake [Member]
Revenue [Abstract]
Term of time charter						3 years
Number of options to renew | Option						2
Renewal period						1 year
Clearlake [Member] | Minimum [Member]
Revenue [Abstract]
Term of time charter				46 months	30 months
Clearlake [Member] | Maximum [Member]
Revenue [Abstract]
Term of time charter				50 months	36 months